Segment reporting - Reconciliation of information on reportable segments (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	¥ 7,632,467	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659
(Loss)/profit before taxation	1,652,742	2,333,614	906,813	(1,216,192)
Assets	14,485,309	13,447,713	11,281,788
Liabilities	5,294,092	4,529,445	4,254,388
Finance income	123,969	145,225	66,344	40,433
Finance costs	(25,202)	(34,622)	(33,396)	(28,362)
Depreciation and amortization	(285,241)	(391,167)	(389,871)	(265,019)
(Credit loss)/reversal of credit loss on trade and other receivables	(2,080)	1,072	(28,924)	(20,832)
Impairment loss on non-current assets	(4,547)	(3,448)	(13,485)	(2,941)
Reportable segments
Disclosure of operating segments [line items]
(Loss)/profit before taxation	1,651,318	2,333,945	859,501	354,550
Assets	11,947,983	10,935,144	8,830,028	10,188,040
Liabilities	5,177,447	4,430,828	4,173,410	3,995,757
Finance income	120,704	140,778	62,634	38,867
Finance costs	(25,188)	(34,614)	(33,385)	(28,345)
Depreciation and amortization	(277,702)	(366,475)	(349,801)	(263,950)
(Credit loss)/reversal of credit loss on trade and other receivables	(1,803)	1,163	(28,816)	(20,815)
Impairment loss on non-current assets	(4,547)	(3,448)	(13,485)	(2,941)
Other segment
Disclosure of operating segments [line items]
(Loss)/profit before taxation	2,924	17,814	97,455	58,556
Assets	191,275	190,366	171,163	164,928
Liabilities	41,403	43,699	62,341	57,119
Finance income	1,911	2,969	3,190	1,566
Finance costs	(14)	(8)	(11)	(17)
Depreciation and amortization	(3,058)	(4,339)	(1,916)	(1,069)
(Credit loss)/reversal of credit loss on trade and other receivables	(277)	(91)	(108)	(17)
Elimination of inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(100,291)	(375,049)	(216,579)	(123,511)
Unallocated amounts
Disclosure of operating segments [line items]
Finance income	1,354	1,478	520
Depreciation and amortization	(4,481)	(20,353)	(38,154)
Fair value changes of redeemable shares with other preferential rights
Disclosure of operating segments [line items]
(Loss)/profit before taxation				(1,625,287)
Share of loss of equity-accounted investees, net of tax
Disclosure of operating segments [line items]
(Loss)/profit before taxation			(8,162)	(4,011)
Expenses relating to construction of headquarters building and depreciation expense of apartments for use as staff quarters
Disclosure of operating segments [line items]
(Loss)/profit before taxation	(1,500)	(18,145)	(41,981)
construction of headquarters building
Disclosure of operating segments [line items]
Assets	2,107,557	2,078,833	2,028,095
Liabilities	75,242	54,918	18,637
Apartments for use as staff quarters
Disclosure of operating segments [line items]
Assets	238,494	243,370	252,502
Segment revenue | Reportable segments
Disclosure of operating segments [line items]
Revenue	7,626,822	11,402,606	9,917,044	8,841,998
Segment revenue | Other segment
Disclosure of operating segments [line items]
Revenue	¥ 105,936	¥ 445,651	¥ 385,184	¥ 353,172